STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Common Stock Reserved For Future Issuance
Common stock reserved for future issuance as of December 31, 2024 for the Company and December 31, 2023 for the Former Parent consisted of the following (in thousands):

	AS OF DECEMBER 31,
	2024	2023
Options to purchase common stock issued and outstanding	3,660	6,494
Shares available for future equity grants	340	533
Pre-funded warrants issued and outstanding	992	6,715
Warrants issued and outstanding	—	47
Total common stock reserved for future issuance	4,992	13,789